As filed with the Securities and Exchange Commission on April 1, 2005
                                     Investment Company Act file number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2005

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL                  600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the year ended January 31, 2005.


The Fund had net assets of $159,549,005 and 725 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
\s\Steven W. Duff





Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
  Class A & JP Morgan Select Shares           8/1/04                  1/31/05        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,002.80                     $4.73
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.41                     $4.77
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              8/1/04                  1/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.80                     $3.73
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.42                     $3.76
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.94%, 0.74% and 0.94% for the Class A, Class B and JP Morgan Select Shares, respectively, multiplied by the average account value over the period
     (August 1, 2004 through January 31, 2005), multiplied by 184/366 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2005

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Put Bonds (b)(c)(4.18%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000 Plaquemines, LA Port & Harbor
             (International Marine Terminal Project) - Series 1984B
             LOC KBC Bank                                                         03/15/05  1.08%   $  1,000,000
     195,000 Puerto Rico Industrial Medical & Environmental RB
             (Abbott Laboratories Project)                                        03/01/05  1.30         195,000
   5,470,000 Puerto Rico Industrial Medical & Environmental RB
             (Abbott Laboratories Project)                                        03/01/05  1.30       5,470,000
------------                                                                                        ------------
   6,665,000 Total Put Bonds                                                                           6,665,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (11.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  7,200,000 New Jersey & New York ABN AMRO Municipal
             TOPs Certificates Trust Series 2002-33
             LOC Dexia CLF                                                        02/23/05  1.80%   $  7,200,000  VMIG-1
   2,500,000 New Jersey EDA RB (Chambers Co-Generation) - Series 2002-33
             Insured by FSA                                                       02/15/05  2.08       2,500,000  VMIG-1      A1+
   5,000,000 New Jersey EDA RB (Keystone 1992 Project)
             LOC BNP Paribas                                                      02/15/05  1.88       5,000,000  VMIG-1      A1+
   4,000,000 Salem Country, NJ PCFA (Philadelphia Electric Co.) - Series 93
             LOC Bank One                                                         03/04/05  1.83       4,000,000  VMIG-1      A1+
------------                                                                                        ------------
  18,700,000 Total Tax Exempt Commercial Paper                                                        18,700,000
------------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (20.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,296,350 Barrington, NJ BAN (c)                                               07/28/05  2.20%   $  2,305,211
   2,000,000 Brick Township, NJ TAN (c)                                           04/14/05  1.45       2,004,089
   2,000,000 Burlington County, NJ BAN (c)                                        08/05/05  1.62       2,003,781
   2,019,000 City of Linden, NJ BAN
             (Sanitary Landfill Improvement Project)                              06/28/05  1.65       2,029,796   MIG-1
   2,971,085 Cranbury Township, NJ BAN (c)                                        07/22/05  1.60       2,990,252
   1,000,000 Hingham, MA BAN (c)                                                  06/22/05  1.65       1,004,180
   1,000,000 Honolulu City and County, HI - Series D (c)
             Insured by FGIC                                                      02/01/05  1.10       1,000,000
   2,230,000 Medford Township, NJ BAN (c)                                         10/06/05  1.80       2,247,780
   5,000,000 New Jersey State TAN - Series A                                      06/24/05  1.97       5,019,851   MIG-1     SP-1+
   1,500,000 New Jersey State Transportation Trust Authority RB  - Series A (c)
             Insured by AMBAC Indemnity Corp.                                     06/15/05  1.57       1,526,764

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2005

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----       ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,750,000 North Brunswick Township, NJ BAN                                     11/16/05  1.95%   $  5,817,882   MIG-1
     525,000 Piscataway Township, NJ GO
             (General Improvement Sewer Utility) (c)
             Insured by MBIA Insurance Corp.                                      03/01/05  1.02         525,841
   2,921,250 Township of North Bergen, NJ BAN (c)                                 05/17/05  1.45       2,929,946
   2,000,000 Texas State TRAN                                                     08/31/05  1.60       2,015,920   MIG-1     SP-1+
------------                                                                                        ------------
  33,212,685 Total Tax Exempt General Obligation Notes & Bonds                                         3,421,293
------------                                                                                        ------------
Tax Exempt Variable Rate Demand Instruments (d) (69.60%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,900,000 Camden County, NJ Improvement Authority RB
             (Parkview Redevelopment Housing Project) - Series 1996
             LOC General Electric Capital Corporation                             07/01/26  1.85%   $  4,900,000              A1
   2,000,000 City of Pulaski and Giles, TN IDRB
             (Martin Methodist College Program)
             LOC Amsouth Bank, N.A.                                               01/01/24  1.99       2,000,000  VMIG-1
   1,000,000 Commonwealth of Puerto Rico Public Improvement Bonds
             -Series 2001 TICs/TOCs
             Insured by FSA                                                       07/01/27  1.85       1,000,000              A1+
   2,612,500 Morgan Stanley Floating Rate Trust
             (Mercer County Improvement Authority) - Series 402                   01/01/18  1.84       2,612,500  VMIG-1
   5,700,000 Monmouth County, NJ Improvement Authority RB
             (Aces Pooled Government Loan Program)
             LOC Bank of New York                                                 08/01/16  1.77       5,700,000  VMIG-1
   3,695,000 New Jersey EDA EDRB
             (Airis Newark LLC Project)
             Insured by AMBAC Indemnity Corp.                                     01/01/19  1.85       3,695,000  VMIG-1      A1
  11,000,000 New Jersey EDA RB (Encap Gulf Holdings LLC) - Series B
             LOC Wachovia Bank & Trust Company, N.A.                              02/01/16  1.86      11,000,000  VMIG-1      A1+
   1,400,000 New Jersey EDA IDRB
             (Kooltronic Incorporated Project) (c)
             LOC First Union National Bank                                        12/01/08  1.97       1,400,000
   1,915,000 New Jersey EDA RB
             (Filtra Corporation Project) (c)
             LOC Summit Bank                                                      08/01/15  2.02       1,915,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,450,000 New Jersey State EDA RB (Campus 130 Association) (c)
             LOC Bank of New York                                                 12/01/11  1.90%   $  2,450,000
   2,255,000 New Jersey EDA RB (Color Graphics Inc. Project) (c)
             LOC First Union National Bank                                        12/01/17  1.92       2,255,000
   3,600,000 New Jersey EDA (Stolthaven Project) - Series A
             LOC Citibank, N.A.                                                   01/15/18  1.86       3,600,000    P1        A1+
   1,000,000 New Jersey EDA Refunding RB (Union County Genlyte Project)
             LOC Bank of America                                                  10/15/09  1.85       1,000,000    P1
   3,700,000 New Jersey EDA Special Facility RB (Port Newark Container)
             LOC Citibank, N.A.                                                   07/01/30  1.86       3,700,000              A1+
   1,275,000 New Jersey EDA (United Water Project) - Series 1996A
             Insured by AMBAC Indemnity Corp.                                     11/01/26  1.93       1,275,000  VMIG-1      A1+
   2,700,000 New Jersey Health Care Facilities
             (Saint Barnabas Health) - Series A
             LOC Chase Manhattan Bank, N.A.                                       07/01/31  1.81       2,700,000  VMIG-1      A1+
   3,000,000 New Jersey HFFA RB (Meridian Health Systems) - Series B
             LOC Fleet Bank                                                       07/01/33  1.79       3,000,000  VMIG-1      A1
   6,500,000 New Jersey Health Care Facility RB
             (South Jersey Health Care) - Series A-4
             LOC Wachovia Bank & Trust Co., N.A.                                  07/01/34  1.81       6,500,000  VMIG-1
     100,000 New Jersey EDA Manufacturing Facility RB
             (Commerce Center Project)
             LOC PNC Bank, N.A.                                                   08/01/17  1.82         100,000              A1
   2,000,000 New Jersey EDA School RB (Peddie School) - Series 1994B              02/01/19  1.82       2,000,000              A1
     650,000 New Jersey EDA School RB (Peddie School) - Series 1996               02/01/26  1.82         650,000              A1
   3,370,000 New Jersey EDA RB
             (Senior Care-Bayshore Health) - Series A
             LOC KBC Bank                                                         04/01/28  1.82       3,370,000  VMIG-1
   4,500,000 New Jersey EDA Thermal Energy Facility RB
             LOC Bank One                                                         12/01/09  1.85       4,500,000  VMIG-1



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2005

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,995,000 New Jersey EDA RB ROCs RR II R 2087
             Insured by AMBAC Indemnity Corp.                                     09/01/23  1.87%   $  1,995,000              A1+
   3,500,000 New Jersey Sports & Expo Authority Services - Series C
             Insured by MBIA Insurance Corp.                                      09/01/24  1.83       3,500,000  VMIG-1      A1+
   2,005,000 New Jersey Sports & Expo Authority Contract
             P-Floats 649R
             Insured by MBIA Insurance Corp.                                      03/01/18  1.86       2,005,000              A1+
   1,100,000 New Jersey State Municipal Securities Trust Receipts
             - Series CB1                                                         02/15/11  1.85       1,100,000  VMIG-1
   5,000,000 New Jersey State Educational Facilities
             (College of New Jersey) - Series A
             Insured by AMBAC Indemnity Corp.                                     07/01/29  1.82       5,000,000  VMIG-1      A1+
   3,000,000 North Carolina Medical Care Commission HRB
             (Duke University Project) - Series A                                 06/01/23  1.83       3,000,000  VMIG-1      A1+
     900,000 Orange County, FL School Board COPS - Series B
             Insured by AMBAC Indemnity Corp.                                     08/01/25  1.90         900,000  VMIG-1
   3,000,000 Piedmont, SC Municipal Power Agency Electric RB -Series B
             Insured by MBIA Insurance Corp.                                      01/01/19  1.83       3,000,000  VMIG-1      A1+
   2,025,000 Pinellas County, FL Health Facility RB
             (St. Mark's Village Project) - Series 1987
             LOC Bank of America                                                  03/01/17  1.85       2,025,000              A1+
   1,500,000 Parish of Plaquemines, LA
             (British Petroleum Exploration & Oil Project) - Series 1994          10/01/24  1.99       1,500,000    P1        A1+
   9,100,000 Port Authority of New York & New Jersey
             Special Versatile Structure Obligation RB                            08/01/28  1.95       9,100,000  VMIG-1      A1+
     500,000 Valdez, AK Marine Terminal
             (BP Pipelines Inc. Project)                                          07/01/37  1.94         500,000  VMIG-1      A1+
   1,000,000 Washington HFC MHRB
             (Pointe Apartments Project) - Series A
             LOC US Bank N.A.                                                     01/01/30  2.00       1,000,000              A1
   1,705,000 Washington HFC MHRB
             (Heatherwood Apartments Project) - Series A
             LOC US Bank N.A.                                                     01/01/35  2.00       1,705,000              A1



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----    -----       ------    -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000 Washington Suburban Sanitation District BAN - Series 2003            06/01/23  1.80%   $  2,000,000  VMIG-1
   1,400,000 Will County, IL Exempt Facilites IDRB
             (BP Amoco Chemical Co. Project)                                      07/01/32  1.99       1,400,000  VMIG-1      A1+
------------                                                                                        ------------
 111,052,500 Total Tax Exempt Variable Rate Demand Instruments                                       111,052,500
------------                                                                                        ------------
             Total Investments (106.45%) (Cost $169,838,793+)                                        169,838,793
             Liabilities in excess of cash and other assets (-6.45%)                                 (10,289,788)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $159,549,005
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 107,215,259  shares outstanding (Note 3)                               $       1.00
                                                                                                    ============
             Class B Shares,  15,256,424  shares outstanding (Note 3)                               $       1.00
                                                                                                    ============
             JPMorgan Shares, 37,094,687  shares outstanding (Note 3)                               $       1.00
                                                                                                    ============

           + Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2005

================================================================================


FOOTNOTES:

a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation Note                        LOC        =    Letter of Credit
     COP      =   Certificate of Participation                  MHRB       =    Multi-family Housing Revenue Bond
     EDA      =   Economic Development Authority                PCFA       =    Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond             RB         =    Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company          ROC        =    Reset Option Certificates
     FSA      =   Financial Security Assurance                  TAN        =    Tax Anticipation Note
     GO       =   General Obligation                            TIC        =    Trust Inverse Certificate
     HRB      =   Hospital Revenue Bond                         TOC        =    Tender Option Certificate
     HFC      =   Housing Finance Commission                    TOP        =    Tender Option Puts
     HFFA     =   Health Facility Finance Authority             TRAN       =    Tax & Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JANUARY 31, 2005

================================================================================



------------------------- ---------------------------- -------------------------
         States                    Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Alaska                      $          500,000                       0.29%
Florida                              2,925,000                       1.72
Hawaii                               1,000,000                       0.59
Illinois                             1,400,000                       0.82
Louisiana                            2,500,000                       1.47
Massachusetts                        1,004,180                       0.59
New Jersey                         139,123,693                      81.92
North Carolina                       3,000,000                       1.77
Puerto Rico                          6,665,000                       3.92
South Carolina                       3,000,000                       1.77
Tennessee                            2,000,000                       1.18
Texas                                2,015,920                       1.19
Washington                           4,705,000                       2.77
------------------------- ---------------------------- -------------------------

Total                       $      169,838,793                     100.00%
------------------------- ---------------------------- -------------------------



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2005

================================================================================

INVESTMENT INCOME

Income:
  Interest......................................................................      $         1,986,706
                                                                                       ------------------
Expenses: (Note 2)

   Investment management fee....................................................                  464,741
   Administration fee...........................................................                  325,319
   Shareholder servicing fee (Class A shares)...................................                  202,800
   Shareholder servicing fee (JPMorgan Select shares)...........................                   74,808
   Custodian expenses...........................................................                   12,330
   Shareholder servicing and related shareholder expenses+......................                  101,028
   Legal, compliance and filing fees............................................                   96,586
   Audit and accounting.........................................................                  119,315
   Directors' fees and expenses.................................................                   12,364
   Other........................................................................                   11,906
                                                                                       ------------------
     Total expenses.............................................................                1,421,197
     Less:Expenses paid indirectly (Note 2).....................................                     (747)
         Fees waived (Note 2)...................................................                   (4,659)
                                                                                       ------------------
     Net expenses...............................................................                1,415,791
                                                                                       ------------------
Net investment income...........................................................                  570,915

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized (loss) on investments..............................................                   (1,240)
                                                                                       ------------------
Increase in net assets from operations..........................................      $           569,675
                                                                                       ==================


+ Includes class specific transfer agency expenses of $ 50,700, $ 8,055 and $18,702 for Class A, Class B and JPMorgan Select shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2005 AND 2004

================================================================================

                                                                            2005                          2004
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        570,915            $         254,831
     Net realized (loss) on investments.........................                (1,240)                         -0-
                                                                       ---------------             ----------------
Increase in net assets from operations..........................               569,675                      254,831
Dividends to shareholders from net investment income*:
     Class A shares.............................................              (347,369)                    (147,510)
     Class B shares.............................................               (97,338)                     (36,198)
     JPMorgan Select shares.....................................              (126,208)                     (71,123)
Capital share transactions (Note 3):
     Class A shares.............................................            11,200,375                  (36,282,797)
     Class B shares.............................................             3,339,652                    1,791,734
     JPMorgan Select shares.....................................            (3,265,679)                 (11,922,266)
                                                                       ---------------             ----------------
     Total increase (decrease)..................................            11,273,108                  (46,413,329)
Net assets:
     Beginning of year..........................................           148,275,897                  194,689,226
                                                                       ---------------             ----------------
     End of year................................................      $    159,549,005            $     148,275,897
                                                                       ===============             ================

     Undistributed net investment income........................      $            -0-            $             -0-
                                                                       ===============             ================


*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting  Policies

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management  Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of ..30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)


Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

During the year ended January 31, 2005, the following fees were voluntarily waived by the Distributor:

Shareholder servicing fees - Class A                                    $  3,428
Shareholder servicing fees - JPMorgan  Select  shares                      1,231
                                                                        --------
   Total                                                                $  4,659
                                                                        ========

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended. In addition, beginning in July 2004, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the Fund a fee of $300 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $77,431 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund.

For the year ended January 31, 2005, the Fund had expense offsets of $747 from Shareholder Servicing and related shareholder expenses.

3. Capital Stock At January 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                           Year Ended                        Year Ended
Class A                                                 January 31, 2005                   January 31, 2004
-------                                                ------------------                 -----------------
Sold........................................                 435,164,812                       436,063,415
Issued on reinvestment of dividends.........                     226,496                           111,061
Redeemed....................................                (424,190,933)                     (472,457,273)
                                                       ------------------                 -----------------
Net increase (decrease).....................                  11,200,375                       (36,282,797)
                                                       ==================                 =================

Class B
-------
Sold........................................                  88,805,329                        67,658,838
Issued on reinvestment of dividends.........                      93,325                            36,084
Redeemed....................................                 (85,559,002)                      (65,903,188)
                                                       ------------------                 -----------------
Net increase(decrease)......................                   3,339,652                         1,791,734
                                                       ==================                 =================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

================================================================================

3. Capital Stock (Continued)

                                                           Year Ended                        Year Ended
JPMorgan Select shares                                  January 31, 2005                   January 31, 2004
----------------------                                 ------------------                 -----------------
Sold........................................                  54,295,881                        53,583,174
Issued on reinvestment of dividends.........                     115,074                            75,299
Redeemed....................................                 (57,676,634)                      (65,580,739)
                                                       ------------------                 ------------------
Net increase (decrease).....................                  (3,265,679)                      (11,922,266)
                                                       ==================                 ==================

As of January 31, 2005, the breakdown of net assets by class were as follows:

Class A shares..............................           $     107,203,591
Class B shares..............................                  15,254,764
JP Morgan Select shares.....................                  37,090,650
                                                         ---------------
    Total...................................           $     159,549,005
                                                        ================

4. Liabilities

At January 31, 2005, the Fund had the following liabilities:

Fees payable to Affiliates*.................           $          81,088
Due to Custodian............................                  12,291,983
Dividends payable...........................                      53,870
Accrued other payables......................                      51,200
                                                       -----------------
   Total liabilities........................           $      12,478,141
                                                       =================

*    Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang
     Distributors, Inc. and Reich & Tang Services, Inc.


5. Tax Information

The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were tax-exempt income.

At January 31, 2005, the Fund had for Federal income tax purposes, capital losses of $1,324, which may be carried forward to offset future capital gains of which $84 will expire on January 31, 2008 and $1,240 will expire on January 31, 2013.

At January 31, 2005, the Fund had no distributable earnings.

6.  Concentration  of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 65% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights

                                                          Year                 Three Months          Year
                                                         Ended                    Ended             Ended
Class A shares                                         January 31,              January 31,       October 31,
--------------                                --------------------------------                --------------------
                                                 2005         2004      2003        2002         2001       2000
                                              ---------    ---------  --------   ---------    ---------   --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...       $  1.00      $  1.00    $  1.00    $  1.00      $  1.00     $  1.00
                                              ---------    ---------  --------   ---------    ---------   --------
Income from investment operations:
    Net investment income...........             0.003        0.001      0.005      0.002        0.022       0.030
    Net realized and unrealized gain (loss)
      on investments...................          --           --         --         --           --          --
                                              ---------    ---------  --------   ---------    ---------   --------
    Total from investment operations...          0.003        0.001      0.005      0.002        0.022       0.030
                                              ---------    ---------  --------   ---------    ---------   --------
Less distributions from:
   Dividends from net investment income       (  0.003)    (  0.001)  (  0.005)  (  0.002)    (  0.022)   (  0.030)
   Net realized gains on investments.         (  --   )    (  --   )  (  --   )  (  --   )    (  --   )   (  --   )
                                              ---------    ---------  ---------  ---------    ---------   --------
    Total distributions.................      (  0.003)    (  0.001)  (  0.005)  (  0.002)    (  0.022)   (  0.030)
                                              ---------    ---------  ---------  ---------    ---------   --------
Net asset value, end of period......          $  1.00      $  1.00    $  1.00    $  1.00      $  1.00     $  1.00
                                              =========    =========  =========  ==========   =========   ========
Total Return........................             0.34%        0.14%      0.53%      0.21%(a)     2.21%       3.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $107,203     $ 96,004   $132,287  $ 106,056     $121,956    $ 93,848
Ratios to average net assets:
  Expenses (net of fees waived)(b)......         0.93%        0.90%      0.89%      0.87%(c)     0.88%       0.89%
  Net investment income.................         0.34%        0.14%      0.53%      0.82%(c)     2.13%       2.96%
  Shareholder servicing fees waived.....         0.00%        0.02%      0.00%      0.00%(c)     0.00%       0.00%
  Expenses paid indirectly .............         0.00%        0.00%      0.00%      0.00%(c)     0.01%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
7. Financial Highlights (Continued)


                                                          Year                 Three Months          Year
                                                         Ended                   Ended               Ended
Class B shares                                         January 31,             January 31,         October 31,
--------------                                -------------------------------                --------------------
                                                2005       2004       2003         2002        2001        2000
                                              ---------  ---------  ---------   ---------    ---------  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period          $  1.00    $  1.00    $  1.00     $  1.00      $  1.00    $  1.00
                                              ---------  ---------  ---------   ---------    ---------  ---------
Income from investment operations:
    Net investment income...............         0.005      0.003      0.007       0.003        0.024      0.032
    Net realized and unrealized gain (loss)
      on investments....................         --         --         --           --           --         --
                                              ---------  ---------  ---------   ---------    ---------  ---------
Total from investment operations........         0.005      0.003      0.007       0.003        0.024      0.032
                                              ---------  ---------  ---------   ---------    ---------  ---------
Less distributions from:
    Dividends from net investment income      (  0.005)  (  0.003)  (  0.007)   (  0.003)    (  0.024)  (  0.032)
    Net realized gains on investments...      (  --      (  --   )  (  --   )   (   --  )    (   --  )  (   --   )
                                              ---------  ---------  ---------   ---------    ---------   --------
Total distributions.....................      (  0.005)  (  0.003)  (  0.007)   (  0.003)    (  0.024)  (  0.032)
                                              ---------  ---------  ---------   ---------    ---------  ---------
Net asset value, end of period..........      $  1.00    $  1.00    $  1.00     $  1.00      $  1.00    $  1.00
                                              =========  =========  =========   =========    =========  =========
Total Return............................         0.54%      0.32%      0.73%       0.26%(a)     2.44%      3.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $  15,255  $  11,916  $ 10,124    $ 12,920     $ 16,019   $ 12,418
Ratios to average net assets:
  Expenses (b)..........................         0.74%      0.73%      0.69%       0.65%(c)     0.66%      0.67%
  Net investment income.................         0.60%      0.32%      0.73%       1.05%(c)     2.41%      3.23%
  Expenses paid indirectly .............         0.00%      0.00%      0.00%       0.00%(c)     0.01%      0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

7. Financial Highlights (Continued)

                                                         Year                 Three Months           Year
                                                        Ended                    Ended              Ended
JPMorgan Select shares                                 January 31,             January 31,        October 31,
----------------------                        ------------------------------                  -------------------
                                                2005       2004      2003         2002          2001       2000
                                              ---------  --------   --------     --------     --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period          $  1.00    $  1.00    $ 1.00       $  1.00      $  1.00    $  1.00
                                              ---------  --------   --------     --------     --------   --------
Income from investment operations:
    Net investment income...............         0.003      0.001     0.005         0.002        0.022      0.030
    Net realized and unrealized gain (loss)
      on investments...................         --          --         --           --           --         --
                                              ---------  --------   --------     --------     --------   --------
    Total from investment operations....         0.003      0.001     0.005         0.002        0.022      0.030
                                              ---------  --------   --------     --------     --------   --------
Less distributions from:
    Dividends from net investment income      (  0.003)  (  0.001)  ( 0.005)    (   0.002)    (  0.022)  (  0.030)
    Net realized gains on investments...      (  --   )  (  --   )  (  --  )    (   --   )    (   --  )  (  --   )
                                              ---------  --------   --------     --------     --------   --------
    Total distributions.................      (  0.003)  (  0.001)  ( 0.005)    (   0.002)    (  0.022)  (  0.030)
                                              ---------  --------   --------     --------     --------   --------
Net asset value, end of period..........      $  1.00    $  1.00    $ 1.00      $   1.00      $  1.00    $  1.00
                                              =========  ========   ========     ========     ========   ========
Total Return............................         0.34%      0.14%     0.53%         0.21%(a)     2.21%      3.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $ 37,091   $ 40,356   $52,278     $  72,688     $ 63,248   $ 51,622
Ratios to average net assets:
  Expenses (Net of fees waived)(b)......         0.93%      0.90%     0.89%         0.87%(c)     0.88%      0.89%
  Net investment income.................         0.34%      0.14%     0.53%         0.82%(c)     2.13%      2.96%
  Shareholder servicing fees waived.....         0.00%      0.02%     0.00%         0.00%(c)     0.00%      0.00%
  Expenses paid indirectly..............         0.00%      0.00%     0.00%         0.00%(c)     0.01%      0.00%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
New York, New York
March 15, 2005



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                            Directors and Officers Information
                                                  January 31, 2005 1

------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)     Term of Office    Principal Occupation(s)                Number of        Other
     Name,                  Held with       and Length of            During Past                    Portfolios in     Directorships
     Address 2,             Fund            Time Served 3             5 Years                          Fund           held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Dr. W. Giles Mellon,        Director        Since 1990     Professor Emeritus of Business       Director/Trustee of   None
Age 73                                                     Administration in the Graduate       eleven portfolios
                                                           School of Management, Rutgers
                                                           University, with which he has
                                                           been associated since 1966.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Robert Straniere, Esq.      Director        Since 1990     Owner, Straniere Law Firm            Director/Trustee of   WPG Funds
Age 63                                                     since 1980, NYS Assemblyman          eleven portfolios     Group
                                                           from 1981 to 2004 and counsel
                                                           at Fisher, Fisher & Berger
                                                           since 1995.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Dr. Yung Wong,              Director        Since 1990     Managing Director of Abacus          Director/Trustee of   None
Age 66                                                     Associates, an investment firm,      eleven portfolios
                                                           since 1996.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------

1    The Statement of Additional  Information  includes  additional  information
     about   New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Steven W. Duff,             President       Since 1994     Manager and President of Reich       Director/Trustee           None
Age 51                      and Director4                  & Tang Asset Management, LLC         and/or Officer of
                                                           ("RTAM, LLC"), a registered          sixteen other
                                                           Investment Advisor and               portfolios
                                                           President of the Mutual Funds
                                                           Division of RTAM, LLC.
                                                           Associated with RTAM LLC since
                                                           1994. Mr. Duff is also
                                                           President and Director/Trustee
                                                           of eight other funds in the
                                                           Reich & Tang Fund Complex,
                                                           Director of Pax World Money
                                                           Market Fund, Inc., Principal
                                                           Executive Officer of Delafield
                                                           Fund, Inc. and Chief Executive
                                                           Officer of Tax Exempt Proceeds
                                                           Fund, Inc. Mr. Duff also serves
                                                           as a Director of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Richard De Sanctis,         Vice President  Since 2005     Executive Vice President and                 N/A                 N/A
Age 48                                                     CFO of RTAM, LLC Associated with
                                                           RTAM since 1990. Mr.De Sanctis is
                                                           Vice President of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex and serves as Executive
                                                           Vice President and Chief Financial
                                                           Officer of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Molly Flewharty,            Vice President  Since 1990     Senior Vice President of RTAM,               N/A                 N/A
Age 53                                                     LLC. Associated with RTAM, LLC
                                                           since 1977. Ms. Flewharty is
                                                           also Vice President of eleven
                                                           other funds in the Reich & Tang
                                                           Fund Complex. Ms. Flewharty
                                                           also serves as Senior Vice
                                                           President of Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------


1 The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)
------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office Principal Occupation(s)                   Number of        Directorships
     Name,                  Held with       and Length of       During Past                         Portfolios        held by
     Address 2,             Fund            Time Served 3          5 Years                            in Fund         Director
     and Age                                                                                         Complex
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Rosanne Holtzer,            Chief           Since 1998     Senior Vice President of RTAM,               N/A                 N/A
Age 40                      Compliance                     LLC. Associated with RTAM, LLC
                            Officer,                       since 1986. Ms. Holtzer is also
                            Secretary                      Chief Compliance Officer,
                            and                            Secretary and Assistant
                            Assistant                      Treasurer of eleven other funds
                            Treasurer                      in the Reich & Tang Complex.
                                                           Ms. Holtzer also serves as
                                                           Senior Vice President,
                                                           Assistant Secretary &
                                                           Compliance Officer of Reich &
                                                           Tang Distributors, Inc. and
                                                           Senior Vice President,
                                                           Assistant Secretary and Chief
                                                           Compliance Officer of Reich &
                                                           Tang Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Michael Lydon,              Vice            Since 2005     Executive Vice President and                 N/A                 N/A
Age 41                      President                      Chief Operations Officer of
                                                           RTAM, LLC. Associated with
                                                           RTAM, LLC since January 2005.
                                                           Mr. Lydon was Vice President at
                                                           Automatic Data Processing from
                                                           July 2000 to December 2004.
                                                           Prior to July 2000, Mr. Lydon
                                                           was Executive Vice President
                                                           and Chief Information Officer
                                                           of RTAM, LLC. Mr. Lydon is also
                                                           Vice President of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex.  Mr. Lydon also serves
                                                           as Executive Vice President and
                                                           Chief Operations Officer for
                                                           Reich & Tang Distributors, Inc.
                                                           and Reich & Tang Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information
                                               January 31, 20051 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of Portfolios      Other
                            Position(s)     Term of Office   Principal Occupation(s)             in Fund Complex      Directorships
     Name,                  Held with       and Length of          During Past                  Overseen by Director     held by
     Address 2              Fund            Time Served3            5 Years                      or Officer              Director
     and Age
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Dana Messina,               Vice            Since 1985     Executive Vice President of                  N/A                 N/A
Age 48                      President                      RTAM, LLC. Associated with
                                                           RTAM, LLC since 1980.  Ms.
                                                           Messina is also Vice President
                                                           of eight other funds in the
                                                           Reich & Tang Fund Complex.  Ms.
                                                           Messina also serves as
                                                           Executive Vice President of
                                                           Reich & Tang Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Anthony Pace,               Treasurer       Since 2004     Vice President of RTAM, LLC                  N/A                 N/A
Age 39                      and                            since September 2004.  Mr. Pace
                            Assistant                      was a Director of a Client
                            Secretary                      Service Group at GlobeOp
                                                           Financial Services, Inc. from
                                                           May 2002 to August 2004 and
                                                           Controller/Director of Mutual
                                                           Fund Administration for Smith
                                                           Barney Funds Management LLC and
                                                           Solomon Brothers Asset
                                                           Management, Inc. from 1998 to
                                                           May 2002. Mr. Pace is also
                                                           Treasurer and Assistant
                                                           Secretary of eleven other funds
                                                           in the Reich & Tang Fund
                                                           Complex.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------






NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.





                           Annual Report
                           January 31, 2005










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
--------------------------------------------------------------------------------

New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent & Dividend
 Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





  NJ1/05A

--------------------------------------------------------------------------------



Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services


                                    FYE 12/31/2004              FYE 12/31/2003
                                    --------------              --------------

4(a)     Audit Fees                 $23,400                     $22,700
4(b)     Audit Related Fees         $     0                     $     0
4(c)     Tax Fees                   $ 3,320                     $ 3,000
4(d)     All Other Fees             $     0                     $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: April 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    -------------------------
                                    Steven W. Duff, President

Date: April 1, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    --------------------
                                    Anthony Pace, Treasurer

Date: April 1, 2005

* Print the name and title of each signing officer under his or her signature.